Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 572,530	$ 571,285
Accumulated depreciation	(242,533)	(233,611)
Fixed assets, net	329,997	337,674
Depreciation expenses for fixed assets	23,495	25,466	$ 28,225
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	401,223	392,045
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	123,079	132,021
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	37,753	36,649
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,960	6,841
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 3,515	$ 3,729